Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Services - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues:
Financial and taxation solution services	$ 12,162	$ 12,187
Education support services	2,193	2,366
Software and maintenance services	1,571	1,597
Total	$ 15,926	$ 16,150